Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2022
Investments in Affiliates
Schedule of investments in affiliates

The following table summarizes the Group’s balances of investments in affiliates:

	As of December 31,
	(Amount in Thousands)
	2021	2022	2022
	RMB	RMB	US$
Kunshan Jingzhao	8,480	8,520	1,235
Wanjia Win-Win	93,223	91,588	13,279
Others	10,780	15,609	2,263
Funds that the Group serves as general partner	1,289,600	1,376,103	199,516
-Gopher Transform Private Fund	108,385	104,429	15,141
-Real estate funds and real estate funds of funds	36,033	84,719	12,283
-Private equity funds of funds	1,133,336	1,175,904	170,490
-Others	11,846	11,051	1,602
Total investments in affiliates	1,402,083	1,491,820	216,293

Schedule of Summarized Financial Information

The following table shows summarized financial information relating to the balance sheets for the Group’s equity method investments assuming 100% ownership as of December 31, 2021 and 2022:

	As of December 31,
	(Amount in Thousands)
	2021	2022	2022
	RMB	RMB	US$
Balance sheet data:
Current assets	5,356,698	3,854,948	558,915
Non-current assets	32,633,598	33,600,840	4,871,664
Current liabilities	1,788,077	1,778,558	257,867
Non-current liabilities	376,544	415,555	60,250

The following table shows summarized financial information relating to the statements of operations for the Group’s equity method investments assuming 100% ownership for the years ended December 31, 2020, 2021 and 2022:

	Year Ended December 31,
	(Amount in Thousands)
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating data:
Revenue	670,878	225,559	268,654	38,951
Income (loss) from operations	72,683	(554,579)	(207,143)	(30,033)
Net realized and unrealized gains from investments	3,582,239	5,107,283	1,962,039	284,469
Net income	3,654,922	4,505,646	1,772,444	256,980